Summary of Aggregate Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Non-interest bearing DDA	$ 38,813	$ 36,324
NOW	76,198	75,524
Money market	43,380	41,907
Regular savings	65,066	55,026
Certificates and time deposits, $100,000 and over	39,206	38,201
Other certificates and time deposits	54,541	54,119
Total deposits	$ 317,204	$ 301,101